Trade and Other Receivables - Schedule of Movements in Contract Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Contract assets at 1 January	€ 37,609	€ 8,880	€ 19,999
Acquisition of businesses	0	0	8,266
Recognised during the period	81,923	37,710	614
Transfer to receivables	(37,609)	(8,880)	(19,999)
Exchange differences	0	(101)	0
Total contract assets at 31 December	81,923	37,609	8,880
Current	81,923	37,609	8,880
Non-current	€ 0	€ 0	€ 0